Deferred Revenues and Contract Liabilities - Summary of Deferred Revenues and Contract Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accruals and deferred income including contract liabilities [abstract]
Deferred revenues and contract liabilities	$ 301	$ 452
Total Deferred revenue and contract liabilities	$ 301	$ 452